Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,827	€ 3,638	€ 4,907
Short-term deposits	345	1,576	2,214
Money market investments	1,235	1,675	1,247
Short-term collateral	0		4
At December 31	3,407	6,889	8,372
Cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions	5,072	5,776	9,208
Income from security lending programs	€ 7	€ 3	€ 9
Weighted effective interest rate on short-term deposits	15.01%	(0.72%)	(0.64%)
Average maturity days on short-term deposits	44 days	16 days	10 days